Schedule of Investments - Virtus Private Credit Strategy ETF

July 31, 2021 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 58.6%
Financials - 58.6%
Apollo Investment Corp.	41,109	$565,249
Ares Capital Corp.(1)	22,472	448,766
Bain Capital Specialty Finance, Inc.	25,575	386,438
Barings BDC, Inc.	49,743	533,245
BlackRock Capital Investment Corp.	176,968	674,248
BlackRock TCP Capital Corp.	33,138	472,879
Capital Southwest Corp.	19,693	489,765
Crescent Capital BDC, Inc.(1)	9,734	179,106
Fidus Investment Corp.	26,416	443,789
First Eagle Alternative Capital BDC, Inc.(1)	54,310	249,283
FS KKR Capital Corp.	32,825	688,997
Gladstone Capital Corp.(1)	35,986	410,600
Gladstone Investment Corp.	27,136	390,216
Goldman Sachs BDC, Inc.	24,756	472,344
Golub Capital BDC, Inc.	27,024	426,439
Hercules Capital, Inc.(1)	24,423	421,785
Horizon Technology Finance Corp.(1)	24,090	412,662
Main Street Capital Corp.(1)	8,264	339,816
Monroe Capital Corp.(1)	22,705	244,987
New Mountain Finance Corp.	38,763	517,874
Oaktree Specialty Lending Corp.	45,819	311,111
Oxford Square Capital Corp.(1)	49,353	230,972
PennantPark Floating Rate Capital Ltd.(1)	37,784	490,058
PennantPark Investment Corp.	82,078	524,478
Prospect Capital Corp.(1)	53,572	433,933
Saratoga Investment Corp.(1)	15,155	410,094
Sixth Street Specialty Lending, Inc.	25,320	589,703
SLR Investment Corp.	24,398	460,634
SLR Senior Investment Corp.	15,939	244,504
Stellus Capital Investment Corp.(1)	38,528	498,167
TCG BDC, Inc.	44,563	590,460
TriplePoint Venture Growth BDC Corp.	33,819	534,002
WhiteHorse Finance, Inc.(1)	34,132	518,465
Total Financials		14,605,069
Total Common Stocks
(Cost $15,263,484)		14,605,069
CLOSED-END FUNDS - 38.2%
Barings Corporate Investors(1)	25,319	384,849
BlackRock Debt Strategies Fund, Inc.	34,309	380,830
BlackRock Floating Rate Income Trust(1)	26,749	346,400
BlackRock Limited Duration Income Trust	19,461	335,508
Blackstone Long-Short Credit Income Fund(1)	35,502	514,779
Blackstone Senior Floating Rate Term Fund(1)	24,516	398,875
Blackstone Strategic Credit Fund(1)	36,515	500,255
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.(1)	35,006	336,058
Eagle Point Credit Co., Inc.(1)	51,867	689,831
Eaton Vance Senior Floating-Rate Trust(1)	24,054	335,794
Eaton Vance Senior Income Trust(1)	45,615	304,708
First Trust Senior Floating Rate 2022 Target Term Fund(1)	19,263	183,752
First Trust Senior Floating Rate Income Fund II(1)	31,714	392,936
Invesco Senior Income Trust	77,167	329,503
KKR Income Opportunities Fund	28,620	466,792
Nuveen Credit Strategies Income Fund	115,368	753,353
Nuveen Floating Rate Income Fund(1)	38,059	371,456
Security Description	Shares	Value
CLOSED-END FUNDS (continued)
Nuveen Floating Rate Income Opportunity Fund(1)	38,704	$375,042
Nuveen Senior Income Fund(1)	66,833	383,621
Oxford Lane Capital Corp.(1)	156,118	1,114,682
Pioneer Floating Rate Fund, Inc.	30,729	350,311
Saba Capital Income & Opportunities Fund(1)	61,307	280,786
Total Closed-End Funds
(Cost $9,293,123)		9,530,121
SECURITIES LENDING COLLATERAL - 17.3%
Money Market Fund - 17.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(2)(3)
(Cost $4,306,080)	4,306,080	4,306,080
TOTAL INVESTMENTS - 114.1%
(Cost $28,862,687)		28,441,270
Liabilities in Excess of Other Assets - (14.1)%		(3,506,099)
Net Assets - 100.0%		$24,935,171

(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $4,204,777; total market value of collateral held by the Fund was $4,363,063. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $56,983.
(2)	Represents securities purchased with cash collateral received for securities on loan.
(3)	The rate shown reflects the seven-day yield as of July 31, 2021.

Schedule of Investments - Virtus Private Credit Strategy ETF (continued)

July 31, 2021 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$14,605,069	$–	$–	$14,605,069
Closed-End Funds	9,530,121	–	–	9,530,121
Money Market Fund	4,306,080	–	–	4,306,080
Total	$28,441,270	$–	$–	$28,441,270